Accrued expenses and other payables (Tables)	12 Months Ended
Mar. 31, 2022
Accrued expenses and other payables.
Schedule of accrued expenses and other payables

		March 31,
	Note	2021	2022	2022
		RMB	RMB	US$

Insurance premium received on behalf of insurance company	(i)	43,305	45,884	7,238
Other tax payables		4,503	4,512	712
Accrued salaries, bonus and welfare expenses		54,891	59,022	9,310
Accrued consultancy and professional fees		14,210	19,364	3,055
Payable for property, plant and equipment		349	610	97
Other payables	(ii)	19,190	19,267	3,039
Total accrued expenses and other payables		136,448	148,659	23,451

Notes:

(i)

The Group has an agreement with an insurance company under which the Group collects insurance premiums on behalf of the insurance company from customers who store umbilical cord blood in the Group’s cord blood bank and are enrolled in the insurance scheme of the insurance company. Thus, the amount of gross storage payment from customers includes insurance premiums collected on behalf of the insurance company. As of March 31, 2022, the amounts attributable to the insurance premiums are RMB45,884 (US$7,238) and RMB501,721(US$79,145), which are included in accrued expenses and other payables, and other non-current liabilities (collected and payable over one year), respectively. Insurance premiums are not recognized as revenue.

(ii)

Other payables mainly include fee refundable to customers whose cord blood unit does not qualify for subsequent storage, dividends payable to holder of non-controlling interests and other procurement payables.